Other expenses (Table)	12 Months Ended
Dec. 31, 2019
Other Expense [Abstract]
Auditor's remuneration [text block]
Auditor's remuneration
	Full year
(in USD million, excluding VAT)	2019	2018	2017

Audit fee Ernst & Young (principal accountant 2019)	4.7
Audit fee KPMG (principal accountant 2018 and 2017)	2.8	7.1	6.1
Audit related fee Ernst & Young (principal accountant 2019)	0.5
Audit related fee KPMG (principal accountant 2018 and 2017)	1.2	1.0	0.9
Tax fee Ernst & Young (principal accountant 2019)	0.2
Tax fee KPMG (principal accountant 2018 and 2017)	0.0	0.0	0.0
Other service fee Ernst & Young (principal accountant 2019)	0.9
Other service fee KPMG (principal accountant 2018 and 2017)	0.0	0.0	0.0

Total	10.3	8.1	7.0